SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – SHAREHOLDERS’ EQUITY (DEFICIT)

On October 28, 2024, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to increase the number of authorized shares to 201,000,000 shares consisting of 200,000,000 shares of common stock and 1,000,000 shares of preferred stock.

On February 24, 2025, the Company effected the Reverse Stock Split described elsewhere in this Annual Report. All share amounts have been retroactively adjusted to account for the Reverse Stock Split as if it occurred at inception. The Reverse Stock Split did not have an effect on the number of authorized shares of common stock.

Common stock at the market sales agreement

On December 5, 2025, the Company entered into an ATM Sales Agreement (the “Agreement”) with Virtu Americas LLC (the “Agent”) pursuant to which the Agent will act as the Company’s sole sales agent or principal with respect to the offer and sale from time-to-time of shares of the Company’s Class A Common Stock, par value $0.0001 per share, having an aggregate gross sales price of an aggregate of up to $9.3 million. The Company issued 436,757 shares of common stock for proceeds of $463 thousand in the twelve months ended December 31, 2025.

Preferred Stock

No shares of preferred stock have been issued as of December 31, 2025 and December 31, 2024.

Stock Options - Equity Incentive Plans

Summary of the 2025 Plan

The 2025 Stock Incentive Plan (the “2025 Plan”) was approved at the annual meeting of the shareholders of the Company on July 21, 2025. The 2025 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of common stock for issuance pursuant to awards under the 2025 Plan equal to 415,584 shares. As of December 31, 2025 the Company had 89,060 shares available for issuance.

Summary of the 2023 Plan

The 2023 Stock Incentive Plan (the “2023 Plan”) was approved at the special meeting of the shareholders of the Company on November 28, 2023. The 2023 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of common stock for issuance pursuant to awards under the 2023 Plan equal to 224,348 shares. As of December 31, 2025 the Company had 21,855 shares available for issuance.

Stock option activity for the periods presented is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	18,614	$5.59	7.5
Granted	—	—
Cancelled	(911)	20.30
Exercised	—	—
Outstanding as of December 31, 2025	17,703	$4.94	6.5
Exercisable as of December 31, 2025	16,200	$4.24

The following table summarizes the range of exercise price, weighted average remaining contractual life (“Life”) and weighted average exercise price (“Price”) for all stock options outstanding as of December 31, 2025:

	Options Outstanding
Exercise Price	Shares	Life (in years)
$3.00	1,763	5.6
$3.50	13,510	6.2
$12.50	2,430	8.4
	17,703	6.5

The Black-Scholes option pricing model is used by the Company to determine the weighted-average fair value of share-based payments. The Company recognizes forfeitures as they occur. There were no stock options granted in the twelve months ended December 31, 2025.

For The Year Ending December 31,
2024
Expected term	5.8 - 6.25
Expected volatility	68%
Expected dividends	None
Risk-free interest rate	3.8% - 4.5%
Forfeitures	None

As of December 31, 2025, the unrecognized compensation cost related to non-vested awards was $144 thousand and is expected to be recognized over a weighted average period of 0.13 years.

Restricted Stock

Restricted stock unit activity for the period presented is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	29,080	$18.75
Granted	470,175	1.80
Vested	(488,291)	2.50
Forfeited	—	—
Outstanding as of December 31, 2025	10,964	$6.64

Stock based compensation expense was $605 thousand and $211 thousand for the twelve months ended December 31, 2025 and 2024, respectively.

Warrants

As of December 31, 2025, there were 552,000 public warrants and 609,195 private placement warrants issued and outstanding.

Private placement warrants

The Company has 609,195 private placement warrants outstanding. Each private placement warrant is exercisable for one whole share of Class A common stock at a price of $287.50 per share. Such private placement warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are not redeemable by the Company. The private placement warrants are all exercisable as of December 31, 2025. There was no activity during the twelve months ended months ended December 31, 2025.

Public warrants

Pursuant to the initial public offering (“IPO”) by Proof Acquisition Corp I (“PACI”) in 2021, the Company sold 1,104,000 units at a price of $250.00 per unit. Each unit consisted of one share of Class A common stock and one-half of one redeemable warrant. Each whole public warrant entitles the holder to purchase one share of Class A common stock at a price of $287.50 per share, subject to adjustment. A majority of the shares were redeemed before the December 2023 merger transaction, but the warrants remain. As a result, there are 552,000 public warrants outstanding as of December 31, 2025.

The public warrants became exercisable on the later of (a) 30 days after the completion of a business combination and (b) 12 months from the closing of the IPO. The public warrants expire five years after the completion of a business combination or earlier upon redemption or liquidation. The public and private warrants expire on December 1, 2028. The public warrants are all exercisable as of December 31, 2025. There was no activity during the twelve months ended December 31, 2025.

M2i Global Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY (DEFICIT)

Note 10 — Stockholders’ Equity (Deficit)

During the fiscal year ended November 30, 2022, and through May 15, 2023, the Company was authorized to issue 75,000,000 shares of common stock with a par value of $0.001.

On May 16, 2023, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized to 1,000,100,000, consisting of 1,000,000,000 shares of common stock with a par value of $0.001 and 100,000 shares of Series A Super-Voting Preferred stock with a par value of $0.001. The Series A Super-Voting Preferred stock vote on the basis of 10,000 votes per share. The common stock vote on the basis of 1 vote per share.

Shares Issued for Cash

During the fiscal year ended November 30, 2025, the Company issued 102,578,206 shares of common stock for cash received of $764,582.

Shares Issued for Services

During the fiscal year ended November 30, 2025, the Company issued 28,362,328 of common stock for services rendered by consultants. The total value of these shares was $1,207,490.

During the fiscal year ended November 30, 2024, the Company issued 10,000,000 shares of common stock issued for future services valued at $1,000,000. These shares were recorded as deferred stock-based compensation and the value of the shares is being amortized over three years. The value of the deferred stock-based compensation is an offset to additional paid-in capital. During the year ended November 30, 2025, total amounts of $166,667 consulting services are recognized and deducted from deferred stock-based compensation. At the fiscal year ended November 30, 2025, the deferred stock-based compensation balance was $833,333.

Share Cancellation

During the fiscal year ended November 30, 2024, the Company accepted the resignation of the President and CEO and entered into an agreement with him. The President and CEO agreed to tender back to the Company 37,500,000 shares of Common Stock which are part of the shares issued to him in May 2023. These shares have not yet been cancelled.

Shares to be Issued

During the fiscal years ended November 30, 2025 and 2024, the Company received $5,000 and $370,400, respectively, for shares to be issued and was recorded as additional paid-in capital

Subscription Receivable

As of November 30, 2025, the Company had $53,785 recorded as subscription receivable for shares issued for which funds have not yet been received. This is accounted as an offset to additional paid-in capital.